Financial Highlights	3 Months Ended	9 Months Ended
	Apr. 30, 2015	Jan. 31, 2015
Disclosure Text Block Supplement [Abstract]
Additional Financial Information Disclosure [Text Block]
For the Three Months ended April 30, 2015

Per Share Performance (for a share outstanding through each period)

	Three months ended April 30, 2015 (unaudited)	For the period May 6, 2014* to January 31, 2015

Net asset value per share, beginning of period	$12.57	$13.06

Net investment gain (loss) (a)	(0.01)	(0.04)
Net realized and unrealized gain (loss) on investment in gold bullion	(0.80)	(0.45)
Net change in net assets resulting from operations	(0.81)	(0.49)
Net asset value per share, end of period	$11.76	$12.57

Total return, at net asset value (b)	(6.44)%	(3.75)%

Ratios to average net assets: (c)
Net investment loss	(0.40)%	(0.40)%
Expenses	0.40%	0.40%

* Commencement of operations.
(a) Calculated using average shares outstanding
(b) Not annualized
(c) Annualized
See notes to unaudited financial statements.

Financial Highlights

For the period May 6, 2014* to January 31, 2015

Per Share Performance (for a share outstanding throughout the entire period)

Net asset value per share, beginning of period	$13.06

Net investment loss (a)	(0.04)
Net realized and unrealized gain (loss) on investment in gold bullion	(0.45)
Net change in net assets from operations	(0.49)
Net asset value per share, end of period	$12.57

Total return, at net asset value (b)	(3.75)%

Ratio to average net assets:
Net investment loss (c)	(0.40)%
Expenses (c)	0.40	% )

*	Commencement of operations.
(a)	Calculated using average shares outstanding
(b)	Not annualized
(c)	Annualized